INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS [Abstract]
Disclosure of detailed information about intangible assets [text block]

Total
US$’000
Cost:
Balance at 1 January 2018	8,402
Disposal	(550)
Effect of foreign currency exchange differences	(1,082)
Balance at 31 December 2018	6,770
Additions	161
Effect of foreign currency exchange differences	126
Balance at 31 December 2019	7,057

Accumulated amortisation:
Balance at 1 January 2018	4,705
Amortisation	17
Disposal	(550)
Effect of foreign currency exchange differences	(1,079)
Balance at 31 December 2018	3,093
Amortisation	29
Effect of foreign currency exchange differences	122
Balance at 31 December 2019	3,244

Impairment:
Balance at 1 January 2018, 31 December 2018 and 2019	3,636

Carrying Amount:
At 31 December 2019	177
At 31 December 2018	41